Convertible Notes	12 Months Ended
Dec. 31, 2010
Convertible Notes [Abstract]
CONVERTIBLE NOTES

15.	CONVERTIBLE NOTES

	At December 31,
	2009	2010

2012 Convertible Notes
—Principal amount	$225.0	$3.8
—Unamortized debt discount	(1.5)	—
2013 Convertible Notes
—Principal amount	575.0	575.0
—Unamortized debt discount	(107.2)	(76.9)
IFC Convertible Loan
—Principal amount	50.0	50.0
—Unamortized debt discount	(0.9)	(0.8)
Others
—Principal amount	0.5	0.5
—Unamortized debt discount	—	—

Total	$740.9	$551.6

Description of the 2012 Convertible Notes

In February 2007, the Company issued, in a private placement, $425 million aggregate principal amount of Convertible Senior Notes due February 15, 2012, with an interest rate of 0.25% (“2012 Notes”). Each $1,000 principal amount of the 2012 Notes is initially convertible into 20.5074 American Depository Shares (“ADS”), par value $0.01 per share, at a conversion price of $48.76, subject to adjustment. The 2012 Notes are convertible, at the option of the holder, prior to February 15, 2010, upon occurrence of specified events, including, but not limited to, a change in control or, if after any calendar quarter ending after March 31, 2008, (1) the closing sales price of the Company’s ADSs for each of 20 or more trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter exceeds 120% of the conversion price of the 2012 Notes in effect on the last trading day of the immediately preceding calendar quarter; (2) the 2012 Notes will be convertible during the five consecutive business days immediately after any five consecutive trading day period (the “note measurement period”) if the average trading price per $1,000 principal amount of the notes during the note measurement period was equal to or less than 97% of their average conversion value during the note measurement period; (3) the 2012 Notes will be convertible upon the occurrence of specified corporate transactions as defined in the agreement; (4) the 2012 Notes will be convertible if the Company has called the notes for redemption; and (5) the notes will be convertible from, and including, January 15, 2010 to, and including, the third business day preceding February 15, 2010, and from, and including, November 15, 2011 to, and including, the third business day preceding their maturity date. On the issuance date, February 12, 2007, the initial purchasers exercised their over-allotment option to purchase an additional $75 million of the 2012 Notes, solely to cover over-allotments.

On or after February 15, 2010, the holders have the right to require the Company to repurchase all or a portion of their notes at a price equal to 100% of the principal amount of 2012 Notes to be repurchased, plus accrued and unpaid interest and liquidated damages, if any, to the repurchase date. The Company will have the right to redeem the 2012 Notes in whole or in part, at any time or from time to time, on or after February 15, 2010 at a redemption price equal to 100% of the principal amount of the 2012 Notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. Interest on the 2012 Notes is paid semi-annually in arrears on February 15 and August 15 of each year, beginning on August 15, 2007.

The Company calculated the value of the liability component of its 2012 Notes and the 2013 Notes described below at initial recognition using the discount rate adjustment present value technique, which is a form of the income approach. This amount is then deducted from the initial proceeds to arrive at the value of the equity component. The discount rates used in this income approach are the interest rates of similar liabilities that do not have an associated equity component. The Company estimated the interest rates for the 2012 Notes using a benchmark of a basket of comparable companies with publicly traded debt or an index of companies with a similar credit rating. For the 2013 Notes, in addition to the interest rates of comparable companies, the Company also referred to its own 2012 Notes. The estimated interest rates for the 2012 Notes and the 2013 Notes were 8.28% per annum and 9.88% per annum, respectively.

The equity component for the 2012 Notes amounted to $92.0 million. The discount on the liability component is amortized through interest expense from February 2007 to the first put date, or January 2010, using the effective interest method. Amortization of the discount on the liability component amounted to $34.6 million, $20.0 million and $1.5 million for the year ended December 31, 2008, 2009 and 2010, respectively.

In December 2008, the Company repurchased $93.8 million aggregate principal amount of 2012 Notes for total cash consideration of $61.0 million. Deferred offering expenses of $8.4 million were written off along with the repurchase of 2012 Senior Notes. The Company recorded a $23.8 million gain in other income.

In 2009, the Company repurchased $181.2 million aggregate principal amount of 2012 Notes for total cash consideration of $159.6 million. Deferred offering expenses of $12.2 million were written off along with the repurchase transaction. The Company recorded a $9.5 million gain was recorded in other income.

In 2010, the Company repurchased $221.2 million aggregate principal amount of 2012 Notes for total cash consideration of $221.2 million. The remaining deferred offering expenses of $1.5 million were written off along with the repurchase transaction. As of December 31, 2010 there is $3.8 million outstanding principal amount of 2012 Notes.

Description of the 2013 Convertible Notes

In March 2008, the Company issued, in another private placement, $500 million aggregate principal amount of Convertible Senior Notes due March 15, 2013, with an interest rate of 3.0% (“2013 Notes”). Each $1,000 principal amount of the 2013 Notes will initially be convertible into 24.3153 American Depository Shares, or ADSs, par value $.01 per share, at a conversion price of $41.13 per ADS only under the following circumstances: (1) if the closing price of the Company’s ADSs reaches specified thresholds, (2) if the trading price of the notes falls below specified thresholds, (3) if specified corporate transactions occur or (4) during specified periods, except that in lieu of delivering the Company’s ADSs upon conversion, the Company may elect to deliver cash or a combination of cash and the Company’s ADSs. On the issuance date, March 12, 2008, the initial purchasers exercised their over-allotment option to purchase an additional $75 million of the 2013 Notes, solely to cover over-allotments.

The 2013 Notes are senior unsecured obligations and rank equally with all of the Company’s existing and future senior unsecured indebtedness. The 2013 notes are effectively subordinated to all of the Company’s existing and future secured indebtedness and all existing and future liabilities of the Company’s subsidiaries, including trade payables. Interest is payable semi-annually in arrears on March 15 and September 15 of each year, beginning on September 15, 2008.

The equity component for the 2013 Notes amounted to $140.7 million and is being amortized through interest expense from March 2008 to the maturity date, or February 2013, using the effective interest method. Amortization of the discount on the liability component amounted to $20.9 million, $27.5 million and $30.3 million during the years ended December 31, 2008, 2009 and 2010, respectively.

Description of the IFC Convertible Notes

In June 2009, the Company entered into a $50 million convertible loan arrangement with International Financial Corporation (“IFC”), a member of the World Bank Group, to support the Company’s transition to the high efficiency Pluto technology and debt refinancing requirements. The convertible loan has a fixed rate coupon of 5.0% per annum payable on June 15 and December 15 in each year. If not converted, the loan will be repayable in full seven years after the date of drawdown (“Maturity Date”), which was July 2009. The conversion price of the loan is $18.00 per ADS (“Conversion Rate”),. IFC may at its option convert the Loan in whole or in part, at any time prior to the Maturity Date, into ADSs at the Conversion Rate.